Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,259,483,330.00
Total Fee Amount	173,934.65
Total Offset Amount	0.00
Net Fee	$ 173,934.65
Offering Table N/A
Offset Table N/A	N/A